Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Security - 1 .4%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) (cost $422,166) $ 510,807 $ 443,805
Corporate Bonds - 92 .9%
Basic Materials - 3 .4%
Celanese US Holdings LLC, 6.5500%, 11/15/30 207,000 218,967
Celanese US Holdings LLC, 6.7000%, 11/15/33 139,000 149,418
Freeport-McMoRan, Inc., 4.3750%, 8/1/28 153,000 147,591
INEOS Finance plc, 7.5000%, 4/15/29 (144A) 468,000 464,841
Sherwin-Williams Co. (The), 3.4500%, 8/1/25 78,000 76,205
1,057,022
Communications - 3 .2%
Charter Communications Operating LLC, 6.6500%, 2/1/34 221,000 230,138
Discovery Communications LLC, 4.0000%, 9/15/55 236,000 166,158
Paramount Global, 4.6000%, 1/15/45 312,000 237,981
T-Mobile USA, Inc., 5.7500%, 1/15/34 271,000 285,515
T-Mobile USA, Inc., 4.3750%, 4/15/40 104,000 93,853
1,013,645
Consumer, Cyclical - 3 .7%
Ford Motor Co., 3.2500%, 2/12/32 483,000 399,838
General Motors Financial Co., Inc., 6.1000%, 1/7/34 305,000 314,453
Home Depot, Inc. (The), 3.2500%, 4/15/32 46,000 41,905
Hyatt Hotels Corp., 4.8500%, 3/15/26 77,000 76,456
Mattel, Inc., 3.7500%, 4/1/29 (144A) 193,000 176,386
Toyota Motor Credit Corp., 4.8000%, 1/5/34 164,000 163,845
1,172,883
Consumer, Non-cyclical - 23 .2%
Abbott Laboratories, 6.1500%, 11/30/37 93,000 105,872
AbbVie, Inc., 2.9500%, 11/21/26 114,000 109,259
AbbVie, Inc., 3.2000%, 11/21/29 113,000 105,327
AbbVie, Inc., 4.5500%, 3/15/35 158,000 154,756
AbbVie, Inc., 4.2500%, 11/21/49 120,000 105,394
Albertsons Cos., Inc., 4.6250%, 1/15/27 (144A) 111,000 107,677
Albertsons Cos., Inc., 4.8750%, 2/15/30 (144A) 320,000 305,836
Alcon Finance Corp., 5.3750%, 12/6/32 (144A) 200,000 205,677
Alcon Finance Corp., 5.7500%, 12/6/52 (144A) 140,000 148,331
Amgen, Inc., 2.3000%, 2/25/31 100,000 85,370
Amgen, Inc., 5.2500%, 3/2/33 65,000 66,311
Amgen, Inc., 5.1500%, 11/15/41 110,000 107,517
Amgen, Inc., 2.7700%, 9/1/53 151,000 95,701
Bristol-Myers Squibb Co., 4.5500%, 2/20/48 183,000 165,516
Centene Corp., 2.6250%, 8/1/31 162,000 134,468
Cigna Group (The), 2.3750%, 3/15/31 141,000 119,827
Cigna Group (The), 3.4000%, 3/15/50 108,000 78,551
Coca-Cola Co. (The), 2.8750%, 5/5/41 200,000 155,765
CoStar Group, Inc., 2.8000%, 7/15/30 (144A) 366,000 314,388
Elevance Health, Inc., 1.5000%, 3/15/26 80,000 74,686
Elevance Health, Inc., 2.5500%, 3/15/31 140,000 120,913
Elevance Health, Inc., 5.5000%, 10/15/32 145,000 150,507
Elevance Health, Inc., 3.6000%, 3/15/51 90,000 69,574
Elevance Health, Inc., 6.1000%, 10/15/52 100,000 110,796
Gartner, Inc., 3.6250%, 6/15/29 (144A) 123,000 111,803
Gartner, Inc., 3.7500%, 10/1/30 (144A) 396,000 354,276
HCA, Inc., 5.2000%, 6/1/28 48,000 48,484
HCA, Inc., 3.5000%, 9/1/30 172,000 156,066
HCA, Inc., 5.5000%, 6/1/33 154,000 156,362

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Humana, Inc., 3.9500%, 8/15/49 $ 180,000 $ 144,045
Illumina, Inc., 2.5500%, 3/23/31 162,000 135,624
IQVIA, Inc., 6.2500%, 2/1/29 (144A) 146,000 151,945
JBS USA LUX SA, 3.6250%, 1/15/32 291,000 247,716
Laboratory Corp. of America Holdings, 2.7000%, 6/1/31 201,000 174,412
Pilgrim's Pride Corp., 4.2500%, 4/15/31 120,000 108,062
Roche Holdings, Inc., 5.3380%, 11/13/28 (144A) 200,000 207,269
Roche Holdings, Inc., 5.4890%, 11/13/30 (144A) 200,000 210,749
Roche Holdings, Inc., 5.5930%, 11/13/33 (144A) 200,000 214,295
Sysco Corp., 5.7500%, 1/17/29 220,000 229,463
Sysco Corp., 6.0000%, 1/17/34 220,000 236,991
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 244,000 233,981
UnitedHealth Group, Inc., 3.7000%, 5/15/27 79,000 77,370
UnitedHealth Group, Inc., 4.2000%, 5/15/32 79,000 76,505
UnitedHealth Group, Inc., 5.3500%, 2/15/33 293,000 306,552
UnitedHealth Group, Inc., 4.7500%, 5/15/52 79,000 74,826
Verisk Analytics, Inc., 3.6250%, 5/15/50 248,000 184,961
Zoetis, Inc., 5.6000%, 11/16/32 248,000 262,349
7,302,125
Energy - 5 .0%
DT Midstream, Inc., 4.3000%, 4/15/32 (144A) 31,000 27,826
Enbridge, Inc., 5.7000%, 3/8/33 95,000 98,006
Enbridge, Inc., 2.5000%, 8/1/33 193,000 155,417
Kinder Morgan, Inc., 5.2000%, 6/1/33 194,000 192,468
ONEOK, Inc., 5.5500%, 11/1/26 227,000 230,827
Venture Global LNG, Inc., 9.5000%, 2/1/29 (144A) 357,000 379,148
Western Midstream Operating LP, 6.1500%, 4/1/33 254,000 261,807
Williams Cos., Inc. (The), 3.9000%, 1/15/25 233,000 229,963
1,575,462
Financial - 39 .0%
Alexandria Real Estate Equities, Inc., 4.7500%, 4/15/35 99,000 95,327
American Express Co., SOFR + 1.8350%, 5.0430%, 5/1/34
‡
73,000 73,036
American Homes 4 Rent LP, 5.5000%, 2/1/34 154,000 155,581
Arthur J Gallagher & Co., 6.5000%, 2/15/34 84,000 92,146
Athene Global Funding, 1.0000%, 4/16/24 (144A) 485,000 479,849
Bank of America Corp., CME Term SOFR 3 Month + 0.9016%, 2.0150%, 2/13/26
‡
211,000 203,491
Bank of America Corp., SOFR + 1.0600%, 2.0870%, 6/14/29
‡
145,000 128,514
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
191,000 156,808
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
203,000 169,235
Bank of America Corp., SOFR + 1.6500%, 5.4680%, 1/23/35
‡
136,000 138,495
Bank of America Corp., SOFR + 1.9300%, 2.6760%, 6/19/41
‡
218,000 157,339
Barclays plc, SOFR + 2.2200%, 6.4900%, 9/13/29
‡
200,000 208,752
Berkshire Hathaway Finance Corp., 3.8500%, 3/15/52 98,000 81,076
Blackstone Private Credit Fund, 7.3000%, 11/27/28 (144A) 74,000 77,199
Blackstone Private Credit Fund, 6.2500%, 1/25/31 (144A) 107,000 106,488
Blue Owl Capital Corp. III, 3.1250%, 4/13/27 226,000 204,339
BNP Paribas SA, SOFR + 1.8660%, 5.8940%, 12/5/34 (144A)
‡
301,000 314,802
Boston Properties LP, 4.5000%, 12/1/28 85,000 81,193
Boston Properties LP, 2.4500%, 10/1/33 170,000 129,325
Brown & Brown, Inc., 4.9500%, 3/17/52 149,000 132,858
Capital One Financial Corp., SOFR + 0.8550%, 1.8780%, 11/2/27
‡
122,000 110,906
Capital One Financial Corp., SOFR + 1.9050%, 5.7000%, 2/1/30
‡
26,000 26,253
Capital One Financial Corp., SOFR + 3.0700%, 7.6240%, 10/30/31
‡
323,000 356,789

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Capital One Financial Corp., SOFR + 2.2600%, 6.0510%, 2/1/35
‡
$ 101,000 $ 102,637
CBRE Services, Inc., 5.9500%, 8/15/34 460,000 475,917
Charles Schwab Corp. (The), SOFR + 2.0100%, 6.1360%, 8/24/34
‡
302,000 319,172
Citigroup, Inc., SOFR + 2.1070%, 2.5720%, 6/3/31
‡
202,000 173,993
Citigroup, Inc., SOFR + 1.1670%, 2.5610%, 5/1/32
‡
284,000 237,817
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
71,000 60,817
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39
‡
87,000 75,514
CME Group, Inc., 3.7500%, 6/15/28 272,000 265,532
Corebridge Financial, Inc., 3.8500%, 4/5/29 34,000 32,110
Credit Agricole SA, 5.3010%, 7/12/28 (144A) 250,000 255,646
Equinix, Inc., 3.4000%, 2/15/52 138,000 99,742
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32
‡
39,000 39,367
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34
‡
200,000 209,954
JPMorgan Chase & Co., SOFR + 1.1900%, 5.0400%, 1/23/28
‡
44,000 44,188
JPMorgan Chase & Co., SOFR + 1.8900%, 2.1820%, 6/1/28
‡
381,000 349,678
JPMorgan Chase & Co., SOFR + 1.4500%, 5.2990%, 7/24/29
‡
91,000 92,489
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
231,000 198,781
JPMorgan Chase & Co., SOFR + 1.8450%, 5.3500%, 6/1/34
‡
75,000 76,252
JPMorgan Chase & Co., SOFR + 1.6200%, 5.3360%, 1/23/35
‡
47,000 47,764
JPMorgan Chase & Co., CME Term SOFR 3 Month + 1.6416%,
3.9640%, 11/15/48
‡
131,000 108,892
Kilroy Realty LP, 6.2500%, 1/15/36 219,000 219,195
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.6000%, 3.5110%, 3/18/26
‡
320,000 312,764
LXP Industrial Trust, 6.7500%, 11/15/28 287,000 299,873
Metropolitan Life Global Funding I, 5.1500%, 3/28/33 (144A) 383,000 387,119
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
47,000 47,172
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29
‡
108,000 109,921
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
166,000 141,664
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34
‡
57,000 57,031
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34
‡
231,000 233,992
Morgan Stanley, SOFR + 2.6200%, 5.2970%, 4/20/37
‡
162,000 158,844
Nasdaq, Inc., 1.6500%, 1/15/31 222,000 179,998
Nasdaq, Inc., 5.5500%, 2/15/34 103,000 106,804
Nasdaq, Inc., 5.9500%, 8/15/53 70,000 74,761
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 299,000 252,147
NNN REIT, Inc., 5.6000%, 10/15/33 307,000 314,008
Nordea Bank Abp, 5.3750%, 9/22/27 (144A) 200,000 203,228
PNC Financial Services Group, Inc. (The), SOFR + 1.8410%, 5.5820%, 6/12/29
‡
106,000 108,203
PNC Financial Services Group, Inc. (The), 2.5500%, 1/22/30 98,000 85,893
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
233,000 243,661
Raymond James Financial, Inc., 3.7500%, 4/1/51 182,000 136,875
Retail Opportunity Investments Partnership LP, 6.7500%, 10/15/28 402,000 421,346
Sun Communities Operating LP, 5.5000%, 1/15/29 79,000 79,755
Sun Communities Operating LP, 2.7000%, 7/15/31 266,000 220,947
Sun Communities Operating LP, 5.7000%, 1/15/33 92,000 92,846
Truist Financial Corp., SOFR + 1.6200%, 5.4350%, 1/24/30
‡
47,000 47,401
Truist Financial Corp., SOFR + 1.9220%, 5.7110%, 1/24/35
‡
51,000 51,860
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30
‡
66,000 66,782
US Bancorp, SOFR + 1.6000%, 4.8390%, 2/1/34
‡
72,000 69,210
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34
‡
169,000 174,408
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35
‡
71,000 72,647

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Wells Fargo & Co., SOFR + 1.5000%, 5.1980%, 1/23/30
‡
$ 96,000 $ 96,746
Wells Fargo & Co., SOFR + 1.7800%, 5.4990%, 1/23/35
‡
100,000 101,988
Willis North America, Inc., 5.3500%, 5/15/33 153,000 153,836
12,268,988
Industrial - 6 .8%
Berry Global, Inc., 5.6500%, 1/15/34 (144A) 311,000 314,461
Jacobs Engineering Group, Inc., 6.3500%, 8/18/28 225,000 235,104
Johnson Controls International plc, 1.7500%, 9/15/30 323,000 268,610
Nordson Corp., 5.6000%, 9/15/28 104,000 107,155
Nordson Corp., 5.8000%, 9/15/33 149,000 157,409
Regal Rexnord Corp., 6.3000%, 2/15/30 (144A) 32,000 32,892
Regal Rexnord Corp., 6.4000%, 4/15/33 (144A) 125,000 129,903
RTX Corp., 6.0000%, 3/15/31 119,000 126,635
RTX Corp., 6.1000%, 3/15/34 98,000 106,363
Trane Technologies Financing Ltd., 5.2500%, 3/3/33 71,000 73,362
Trimble, Inc., 6.1000%, 3/15/33 294,000 309,356
Waste Management, Inc., 2.5000%, 11/15/50 96,000 61,915
Xylem, Inc., 1.9500%, 1/30/28 125,000 113,161
Xylem, Inc., 4.3750%, 11/1/46 121,000 105,207
2,141,533
Technology - 6 .7%
Apple, Inc., 2.7000%, 8/5/51 254,000 171,869
Autodesk, Inc., 2.8500%, 1/15/30 96,000 86,894
Broadcom Corp., 3.8750%, 1/15/27 92,000 89,616
Broadcom, Inc., 3.1870%, 11/15/36 (144A) 144,000 116,977
Broadcom, Inc., 4.9260%, 5/15/37 (144A) 222,000 214,108
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A) 307,000 316,137
MSCI, Inc., 4.0000%, 11/15/29 (144A) 212,000 196,954
NXP BV, 2.7000%, 5/1/25 138,000 133,498
QUALCOMM, Inc., 6.0000%, 5/20/53 200,000 227,342
Salesforce, Inc., 2.9000%, 7/15/51 161,000 111,595
Salesforce, Inc., 3.0500%, 7/15/61 98,000 66,579
VMware LLC, 4.7000%, 5/15/30 84,000 82,621
Western Digital Corp., 3.1000%, 2/1/32 290,000 230,635
Workday, Inc., 3.5000%, 4/1/27 37,000 35,833
Workday, Inc., 3.8000%, 4/1/32 43,000 39,887
2,120,545
Utilities - 1 .9%
Duke Energy Progress LLC, 5.3500%, 3/15/53 114,000 114,002
Liberty Utilities Co., 5.5770%, 1/31/29 (144A) 253,000 255,575
Liberty Utilities Co., 5.8690%, 1/31/34 (144A) 56,000 56,649
Xcel Energy, Inc., 5.4500%, 8/15/33 153,000 156,571
582,797
Total Corporate Bonds (cost $30,158,545) 29,235,000
Investment Companies - 0 .7%
Money Market Funds - 0 .7%
Janus Henderson Cash Liquidity Fund LLC, 5.3414%
£,∞
(cost $214,267) 214,224 214,267
OTC Purchased Call Credit Default Swaptions - Buy Protection - 0.0%
Counterparty/Reference Asset
Goldman Sachs Group, Inc.

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Shares/
Principal Amounts Value
OTC Purchased Call Credit Default Swaptions - Buy Protection - (continued)
CDX.NA.HY.41-V2, Credit Default Swap, maturing 12/20/2028, fixed rate 5.000%, payment frequency: Quarterly,
Notional amount $1,500,000, premiums paid $11,694, unrealized depreciation
$(1,976), exercise price $101.00, expires 6/20/24* $ 1,500,000 $ 9,718
Counterparty/Reference Asset
Morgan Stanley & Co.
CDX.NA.HY.41-V2, Credit Default Swap, maturing 12/20/2028, fixed rate 5.000%, payment frequency: Quarterly,
Notional amount $10,000, premiums paid $50, unrealized depreciation $(37), exercise price $98.00, expires 4/17/24* 10,000 13
Total OTC Purchased Call Credit Default Swaptions - Buy Protection (premiums paid
$ 11,744 , unrealized depreciation $ (2,013) ) 9,731
Total Investments (total cost $ 30,806,722 ) - 95 .0% 29,902,803
Cash, Receivables and Other Assets, net of Liabilities - 5.0% 1,561,998
Net Assets - 100.0% $31,464,801
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 27,220,386 91 .0%
United Kingdom 986,357 3 .3
France 570,448 1 .9
Netherlands 343,452 1 .2
Canada 253,423 0 .8
Australia 252,147 0 .8
Finland 203,228 0 .7
Ireland 73,362 0 .3
Total $ 29,902,803 100 .0%
Schedule of Affiliated Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases Sales Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments,
at Value at
1/31/24
Dividend
Income
Investment Company - 0.7%
Money Market Funds - 0.7%
Janus Henderson Cash Liquidity Fund
LLC, 5.3414%
∞
$ 508,070 $ 6,125,189 $ (6,418,992) $ – $ – $ 214,267 $ 8,042
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 7 3/19/24 $ 786,297 $ 1,662
U.S. Treasury 2 Year Notes 46 3/28/24 9,460,187 42,009
U.S. Treasury 5 Year Notes 1 3/28/24 108,391 405
U.S. Treasury Long Bonds 44 3/19/24 5,383,125 240,277

Janus Henderson Sustainable Corporate Bond ETF
Schedule of Investments
(unaudited)
January 31, 2024

Schedule of Futures Contracts (continued)
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bonds 12 3/19/24 1,550,625 $ 19,357
Total - Futures Long 303,710
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 79 3/19/24 (9,233,125) (214,223)
Total - Futures Short (214,223)
Total $89,487
Schedule of OTC Written Credit Default Swaptions
Counterparty/
Reference Asset Description Exercise Price
Expiration
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation)
Swaptions
Written,
at Value
Written Put Swaptions - Sell Protection:
Goldman Sachs Group, Inc.
CDX.NA.HY.41-V2
Credit Default Swap,
S&P Credit Rating: NR,
maturing 12/20/2028,
fixed rate 5%, payment
frequency: Quarterly 94.00 USD 06/20/24 $1,500,000 $(3,839) $1,402 $(2,437)
Average Ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2024
Futures contracts:
Average notional amount of contracts - long $15,472,036
Average notional amount of contracts - short 8,714,635
Swaptions:
Average value of swaption contracts purchased 6,470
Average value of swaption contracts written 1,729

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
* Non-income producing security.
∞ Rate shown is the 7-day yield as of January 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2024.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2024 is $7,534,386 which represents 23.9% of net assets.

Janus Henderson Sustainable Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2024

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Security $ — $ 443,805 $ —
Corporate Bonds — 29,235,000 —
Investment Companies — 214,267 —
OTC Purchased Call Credit Default Swaptions - Buy Protection — 9,731 —
Total Investments in Securities $ — $ 29,902,803 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 303,710 $ — $ —
Total Assets $ 303,710 $ 29,902,803 $ —
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 214,223 $ — $ —
Swaptions Written, at Value — 2,437 —
Total Liabilities $ 214,223 $ 2,437 $ —
(a) Other financial instruments include futures and written swaptions. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70442 03-24